Total
CAMBIAR OPPORTUNITY FUND
CAMBIAR OPPORTUNITY FUND
FUND INVESTMENT OBJECTIVE
The Cambiar Opportunity Fund (the “Fund”) seeks total return and capital preservation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a diversified portfolio of common stocks of companies with a market capitalization in excess of $3 billion at time of purchase.

In selecting investments for the Fund, the Adviser uses a fundamental, relative value investment approach to build a diversified portfolio of companies that meet the following criteria:

o	QUALITY -- The Adviser seeks to identify companies that possess strong competitive positions within their sector or industry, and offer a track record of innovation and product leadership as well as strong pricing and cost discipline. The Adviser prefers companies that possess strong financial characteristics such as low leverage and sufficient liquidity.

o	VALUATION -- The Adviser uses conventional valuation metrics, such as price-to-earnings and price-to-book ratios, to identify companies that are trading at the lower end of their long-term valuation range.

o	CATALYST -- The Adviser seeks to identify a fundamental positive development or catalyst (such as the onset of a new product or pricing cycle, resolution of a transitory overhang or normalization of the businesses’ cash flow, margins and/or earnings) that it believes can positively change investors’ perception of a company, but has not yet been recognized by the market.

o	HURDLE RATE -- The Adviser seeks to identify companies that it believes have the ability to generate a significant investment return consisting of both capital appreciation and dividend income, over a 1-2 year time horizon, and is based on the company returning to its normal earnings and valuation.

The Adviser constructs the Fund’s portfolio on a stock-by-stock basis, with the goal of building a portfolio that strikes a balance between the Adviser’s conviction in an investment and portfolio diversification. The Adviser seeks to manage the Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector.

The Adviser will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments, (c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. The Adviser will not sell a stock simply because of a decline in price, and may add to the position if it is determined that the investment thesis remains intact.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Investor Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.cambiar.com or by calling 1-866-777-8227.

During the periods shown in the chart, the Fund’s Investor Class Shares’ highest return for a quarter was 22.06% (quarter ended 6/30/2009) and the lowest return for a quarter was (24.06)% (quarter ended 12/31/2008). The Fund’s Investor Class Shares’ total return from 1/1/2015 to 6/30/2015 was 4.28%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2014

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the Investor Class Shares. After-tax returns for Institutional Class Shares will vary.

Institutional Class Shares of the Fund commenced operations on November 3, 2005. As a result, the performance information provided for Institutional Class Shares incorporates the returns of Investor Class Shares of the Fund for periods before November 3, 2005. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would generally differ only to the extent that expenses of Institutional Class Shares are lower.

CAMBIAR INTERNATIONAL EQUITY FUND
CAMBIAR INTERNATIONAL EQUITY FUND
FUND INVESTMENT OBJECTIVE
The Cambiar International Equity Fund (the “Fund”) seeks total return and capital preservation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of foreign companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund expects, under normal market conditions, to invest in at least three different countries. In selecting investments for the Fund, the Adviser focuses predominantly on medium to large market capitalization equity securities.

The Adviser considers a company to be a “foreign company” if: (i) 50% of the company’s assets are located outside of the United States; or (ii) 50% of the company’s revenues are generated outside of the United States; or (iii) the company is domiciled or doing a substantial amount of business outside of the United States. The majority of these companies operate in “established” markets; however, when opportunities warrant, the Fund may invest up to 25% of its assets in securities of companies in “emerging market” countries. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrializing, with lower gross national products than more developed countries. In some circumstances, the Fund purchases American Depositary Receipts (“ADRs”) which are traded on U.S. exchanges and represent an ownership in a foreign security, rather than foreign shares on foreign exchanges, to facilitate greater liquidity and lower custodial expenses.

In selecting investments for the Fund, the Adviser uses a fundamental, relative value investment approach to build a diversified portfolio of companies that meet the following criteria:

o	QUALITY -- The Adviser seeks to identify companies that possess strong competitive positions within their sector or industry, and offer a track record of innovation and product leadership as well as strong pricing and cost discipline. The Adviser prefers companies that possess strong financial characteristics such as low leverage and sufficient liquidity.

o	VALUATION -- The Adviser uses conventional valuation metrics, such as price-to-earnings and price-to-book ratios, to identify companies that are trading at the lower end of their long-term valuation range.

o	CATALYST -- The Adviser seeks to identify a fundamental positive development or catalyst (such as the onset of a new product or pricing cycle, resolution of a transitory overhang or normalization of the businesses’ cash flow, margins and/or earnings) that it believes can positively change investors’ perception of a company, but has not yet been recognized by the market.

o	HURDLE RATE -- The Adviser seeks to identify companies that it believes have the ability to generate a significant investment return consisting of both capital appreciation and dividend income, over a 1-2 year time horizon, and is based on the company returning to its normal earnings and valuation.

The Adviser constructs the Fund’s portfolio on a stock-by-stock basis, with the goal of building a portfolio that strikes a balance between the Adviser’s conviction in an investment and portfolio diversification. The Adviser seeks to manage the Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector or individual country.

The Adviser will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments, (c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. The Adviser will not sell a stock simply because of a decline in price, and may add to the position if it is determined that the investment thesis remains intact.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

When the Fund invests in foreign securities, it will be subject to certain risks not typically associated with domestic securities. Although ADRs and other depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of the Fund’s assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Investor Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.cambiar.com or by calling 1-866-777-8227.

During the periods shown in the chart, the Fund’s Investor Class Shares’ highest return for a quarter was 25.69% (quarter ended 06/30/2009) and the lowest return for a quarter was (32.95)% (quarter ended 09/30/2008). The Fund’s Investor Class Shares’ total return from 1/1/2015 to 6/30/2015 was 10.86% .

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2014

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the Investor Class Shares. After-tax returns for Institutional Class Shares will vary.

Institutional Class Shares of the Fund commenced operations on November 30, 2012. As a result, the performance information provided for Institutional Class Shares incorporates the returns of Investor Class Shares of the Fund for periods before November 30, 2012. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would generally differ only to the extent that expenses of Institutional Class Shares are lower.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

CAMBIAR SMALL CAP FUND
CAMBIAR SMALL CAP FUND
FUND INVESTMENT OBJECTIVE
The Cambiar Small Cap Fund (the “Fund”) seeks long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small-cap companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund generally considers small-cap companies to be those with market capitalizations not greater than either that of the largest company in the Russell 2000 Index ($6.53 billion as of July 31, 2015) or $3.5 billion, whichever is greater at the time of initial purchase.

In selecting investments for the Fund, the Adviser uses a fundamental, relative value investment approach to build a diversified portfolio of companies that meet the following criteria:

o	QUALITY -- The Adviser seeks to identify companies that possess strong competitive positions within their sector or industry, and offer a track record of innovation and product leadership as well as strong pricing and cost discipline. The Adviser prefers companies that possess strong financial characteristics such as low leverage and sufficient liquidity.

o	VALUATION -- The Adviser uses conventional valuation metrics, such as price-to-earnings and price-to-book ratios, to identify companies that are trading at the lower end of their long-term valuation range.

o	CATALYST -- The Adviser seeks to identify a fundamental positive development or catalyst (such as the onset of a new product or pricing cycle, resolution of a transitory overhang or normalization of the businesses’ cash flow, margins and/or earnings) that it believes can positively change investors’ perception of a company, but has not yet been recognized by the market.

o	HURDLE RATE -- The Adviser seeks to identify companies that it believes have the ability to generate a significant investment return consisting of both capital appreciation and dividend income, over a 1-2 year time horizon, and is based on the company returning to its normal earnings and valuation.

The Adviser constructs the Fund’s portfolio on a stock-by-stock basis, with the goal of building a portfolio that strikes a balance between the Adviser’s conviction in an investment and portfolio diversification. The Adviser seeks to manage the Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector.

The Adviser will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments, (c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. The Adviser will not sell a stock simply because of a decline in price, and may add to the position if it is determined that the investment thesis remains intact.

The Fund may buy and sell securities frequently, which could result in a high portfolio turnover rate.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

The Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

Due to its investment strategy, the Fund may have a higher turnover rate than some mutual funds since it may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Investor Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.cambiar.com or by calling 1-866-777-8227.

During the periods shown in the chart, the Fund’s Investor Class Shares’ highest return for a quarter was 23.25% (quarter ended 06/30/2009) and the lowest return for a quarter was (27.38)% (quarter ended 12/31/2008). The Fund’s Investor Class Shares’ total return from 1/1/2015 to 6/30/2015 was 5.14%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2014

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the Investor Class Shares. After-tax returns for Institutional Class Shares will vary.

Institutional Class Shares of the Fund commenced operations on October 31, 2008. As a result, the performance information provided for Institutional Class Shares incorporates the returns of Investor Class Shares of the Fund for periods before October 31, 2008. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would generally differ only to the extent that expenses of Institutional Class Shares are lower.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

CAMBIAR UNCONSTRAINED EQUITY FUND
CAMBIAR UNCONSTRAINED EQUITY FUND
FUND INVESTMENT OBJECTIVE
The Cambiar Unconstrained Equity Fund (the “Fund”) seeks long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 163% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, including both long and short positions, and derivative instruments with economic characteristics similar to equity securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The equity securities in which the Fund invests are primarily common stocks, but may include convertible securities. The Fund may invest in derivatives, including options and total return swaps relating to securities or indices, primarily to seek to hedge against the risk of unfavorable price movements in the underlying instruments, to increase long exposure to underlying instruments, to provide short exposure, to manage cash flows or currency exposure, or for other purposes. The Fund is generally unconstrained by any particular sector, geography or market capitalization.

While the Fund is generally unconstrained within its equity universe, the Fund typically invests in a portfolio of 20-30 issuers that the Adviser believes represent the best opportunities for long-term capital appreciation. Due to the focused nature of the Fund’s investment strategy, the Fund is considered to be non-diversified.

The Adviser may at times allocate a significant percentage of the Fund’s assets to securities of foreign companies that trade in either foreign or domestic markets. The Fund may invest in securities of companies in “emerging market” countries. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability, and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrializing, with lower gross national products than more developed countries. The Adviser’s allocation among various foreign countries does not seek to replicate any particular index’s country allocation by global capitalization or regional capitalization. There is no limit on investments in securities of foreign companies, including emerging markets companies.

In selecting investments for the Fund, the Adviser uses a fundamental, relative value investment approach to build a portfolio of companies that meet the following criteria:

o	QUALITY -- The Adviser seeks to identify companies that possess strong competitive positions within their sector or industry, and offer a track record of innovation and product leadership as well as strong pricing and cost discipline. The Adviser prefers companies that possess strong financial characteristics such as low leverage and sufficient liquidity.

o	VALUATION -- The Adviser uses conventional valuation metrics, such as price-to-earnings and price-to-book ratios, to identify companies that are trading at the lower end of their long-term valuation range.

o	CATALYST -- The Adviser seeks to identify a fundamental positive development or catalyst (such as the onset of a new product or pricing cycle, resolution of a transitory overhang or normalization of the businesses’ cash flow, margins and/or earnings) that it believes can positively change investors’ perception of a company, but has not yet been recognized by the market.

o	HURDLE RATE -- The Adviser seeks to identify companies that it believes have the ability to generate a significant investment return consisting of both capital appreciation and dividend income, over a 1-2 year time horizon, and is based on the company returning to its normal earnings and valuation.

The Adviser constructs the Fund’s portfolio on a stock-by-stock basis, with the goal of building a portfolio that strikes a balance between the Adviser’s conviction in an investment and portfolio diversification. The Adviser seeks to manage the Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector or individual country.

The Adviser will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments, (c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. The Adviser will not sell a stock simply because of a decline in price, and may add to the position if it is determined that the investment thesis remains intact.

The Adviser’s short strategy is utilized opportunistically. The Fund may selectively hold short positions on index exchange-traded funds (“ETFs”) and individual companies primarily to hedge net long exposures, as a paired trade to hedge a long position in the Fund, or for other purposes.

The Fund may buy and sell securities frequently, which could result in a high portfolio turnover rate.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

When the Fund invests in foreign securities, it will be subject to certain risks not typically associated with domestic securities. Although American Depositary Receipts (“ADRs”) and other depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of the Fund’s assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund may invest in convertible securities, which generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when the stock price is greater than the convertible security’s conversion price. The conversion price is defined as the predetermined price at which the convertible could be exchanged for the associated stock. A convertible security may lose all of its value if the value of the underlying stock falls below the conversion price of the security. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company’s common stock holders. Consequently, the issuer’s convertible securities generally entail less risk than its common stock.

The Fund’s use of derivatives, including options and swaps, is subject to market risk, leverage risk, correlation risk, liquidity risk, counterparty risk, valuation risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Fund would like, which may cause the Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Fund’s management or performance. Counterparty risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

When the Fund sells securities “short,” the Fund may be subject to substantially higher risks and greater volatility than other mutual funds. The Fund may seek to increase return and reduce risk by using short sales or financial derivatives such as options. Short sales are speculative investments that will cause the Fund to lose money if the value of a security sold short does not fall. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss, although the Fund may be able to limit any such losses by purchasing the security sold short. Short sales can also be used as a hedge and therefore lower the overall risk of the Fund.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

Due to its investment strategy, the Fund may have a higher turnover rate than some mutual funds since it may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains. In addition, the use of short sales may cause the Fund to have higher expenses (especially interest on borrowings and dividend expenses) than those of other equity mutual funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Investor Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

As of the date of this prospectus, Institutional Class Shares of the Fund have not commenced operations and therefore have no performance information to report. Institutional Class Shares of the Fund would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would generally differ only to the extent that the expenses of Institutional Class Shares are lower. Updated performance information is available on the Fund’s website at www.cambiar.com or by calling 1-866-777-8227.

During the periods shown in the chart, the Fund’s Investor Class Shares’ highest return for a quarter was 30.74% (quarter ended 09/30/2009) and the lowest return for a quarter was (32.69)% (quarter ended 09/30/2011). The Fund’s Investor Class Shares’ total return from 1/1/2015 to 6/30/2015 was 12.05%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2014

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

CAMBIAR SMID FUND
CAMBIAR SMID FUND
FUND INVESTMENT OBJECTIVE
The Cambiar SMID Fund (the “Fund”) seeks long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small- to mid-sized companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund generally considers small- and mid-sized companies to be those with market capitalizations not greater than either that of the largest company in the Russell 2500 Index ($16.48 billion as of July 31, 2015) or $12 billion, whichever is greater at the time of initial purchase.

In selecting investments for the Fund, the Adviser uses a fundamental, relative value investment approach to build a diversified portfolio of companies that meet the following criteria:

o	QUALITY -- The Adviser seeks to identify companies that possess strong competitive positions within their sector or industry, and offer a track record of innovation and product leadership as well as strong pricing and cost discipline. The Adviser prefers companies that possess strong financial characteristics such as low leverage and sufficient liquidity.

o	VALUATION -- The Adviser uses conventional valuation metrics, such as price-to-earnings and price-to-book ratios, to identify companies that are trading at the lower end of their long-term valuation range.

o	CATALYST -- The Adviser seeks to identify a fundamental positive development or catalyst (such as the onset of a new product or pricing cycle, resolution of a transitory overhang or normalization of the businesses’ cash flow, margins and/or earnings) that it believes can positively change investors’ perception of a company, but has not yet been recognized by the market.

o	HURDLE RATE -- The Adviser seeks to identify companies that it believes have the ability to generate a significant investment return consisting of both capital appreciation and dividend income, over a 1-2 year time horizon, and is based on the company returning to its normal earnings and valuation.

The Adviser constructs the Fund’s portfolio on a stock-by-stock basis, with the goal of building a portfolio that strikes a balance between the Adviser’s conviction in an investment and portfolio diversification. The Adviser seeks to manage the Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector.

The Adviser will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments, (c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. The Adviser will not sell a stock simply because of a decline in price, and may add to the position if it is determined that the investment thesis remains intact.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

The Fund is also subject to the risk that mid- and small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The mid- and small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, smaller companies may pose additional risks, including liquidity risk, because these companies tend to have more limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, stocks of smaller companies may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund invests in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Investor Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.cambiar.com or by calling 1-866-777-8227.

During the periods shown in the chart, the Fund’s Investor Class Shares’ highest return for a quarter was 13.14% (quarter ended 3/31/2013) and the lowest return for a quarter was (9.81)% (quarter ended 6/30/2012). The Fund’s Investor Class Shares’ total return from 1/1/2015 to 6/30/2015 was 4.61%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2014

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the Investor Class Shares. After-tax returns for Institutional Class Shares will vary.

Institutional Class Shares of the Fund commenced operations on November 3, 2014. As a result, the performance information provided for Institutional Class Shares incorporates the returns of Investor Class Shares of the Fund for periods before November 3, 2014. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would generally differ only to the extent that expenses of Institutional Class Shares are lower.

CAMBIAR GLOBAL EQUITY FUND
CAMBIAR GLOBAL EQUITY FUND
FUND INVESTMENT OBJECTIVE
The Cambiar Global Equity Fund (the “Fund”) seeks long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies located throughout the world. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The equity securities in which the Fund generally invests are common stocks and American Depositary Receipts (“ADRs”), which are traded on U.S. exchanges and represent an ownership in a foreign security. The Fund may invest in securities of companies of any market capitalization and expects, under normal market conditions, to invest in at least three different countries and invest at least 40% (or, if conditions are not favorable, invest at least 30%) of its assets in non-U.S. companies. The Adviser considers a company to be a “non-U.S. company” if: (i) 50% of the company’s assets are located outside of the United States; or (ii) 50% of the company’s revenues are generated outside of the United States; or (iii) the company is domiciled or doing a substantial amount of business outside of the United States. The majority of these companies operate in “established” markets; however, when opportunities warrant, the Fund may invest up to 25% of its assets in securities of companies in “emerging market” countries. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrializing, with lower gross national products than more developed countries.

In selecting investments for the Fund, the Adviser uses a fundamental, relative value investment approach to build a diversified portfolio of companies that meet the following criteria:

o	QUALITY -- The Adviser seeks to identify companies that possess strong competitive positions within their sector or industry, and offer a track record of innovation and product leadership as well as strong pricing and cost discipline. The Adviser prefers companies that possess strong financial characteristics such as low leverage and sufficient liquidity.

o	VALUATION -- The Adviser uses conventional valuation metrics, such as price-to-earnings and price-to-book ratios, to identify companies that are trading at the lower end of their long-term valuation range.

o	CATALYST -- The Adviser seeks to identify a fundamental positive development or catalyst (such as the onset of a new product or pricing cycle, resolution of a transitory overhang or normalization of the businesses’ cash flow, margins and/or earnings) that it believes can positively change investors’ perception of a company, but has not yet been recognized by the market.

o	HURDLE RATE -- The Adviser seeks to identify companies that it believes have the ability to generate a significant investment return consisting of both capital appreciation and dividend income, over a 1-2 year time horizon, and is based on the company returning to its normal earnings and valuation.

The Adviser constructs the Fund’s portfolio on a stock-by-stock basis, with the goal of building a portfolio that strikes a balance between the Adviser’s conviction in an investment and portfolio diversification. The Adviser seeks to manage the Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector or individual country.

The Adviser will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments, (c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. The Adviser will not sell a stock simply because of a decline in price, and may add to the position if it is determined that the investment thesis remains intact.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

When the Fund invests in foreign securities, including direct investments and through ADRs, it will be subject to certain risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. Although ADRs and other depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. The Fund may invest in unsponsored ADRs, which are issued by one or more depositaries without a formal agreement with the company that issues the underlying securities. Holders of unsponsored ADRs generally bear all the costs of such ADRs. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of the Fund’s assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Investor Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

As of the date of this prospectus, Institutional Class Shares of the Fund have not commenced operations and therefore have no performance information to report. Institutional Class Shares of the Fund would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would generally differ only to the extent that the expenses of Institutional Class Shares are lower. Updated performance information is available on the Fund’s website at www.cambiar.com or by calling 1-866-777-8227.

During the periods shown in the chart, the Fund’s Investor Class Shares’ highest return for a quarter was 11.69% (quarter ended 3/31/2012) and the lowest return for a quarter was (8.61)% (quarter ended 6/30/2012). The Fund’s Investor Class Shares’ total return from 1/1/2015 to 6/30/2015 was 6.17% .

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2014

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

CAMBIAR INTERNATIONAL SMALL CAP FUND
CAMBIAR INTERNATIONAL SMALL CAP FUND
FUND INVESTMENT OBJECTIVE
The Cambiar International Small Cap Fund (the “Fund”) seeks long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period from November 18, 2014 to April 30, 2015, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap foreign companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund expects, under normal market conditions, to invest in at least three different countries. The equity securities in which the Fund invests are generally common stocks traded on foreign exchanges, although it may also purchase American Depositary Receipts (“ADRs”), which are traded on U.S. exchanges and represent an ownership in a foreign security. The Fund generally considers small-cap foreign companies to be those with market capitalizations not greater than either that of the largest company in the MSCI EAFE Small Cap Index ($7.98 billion as of July 31, 2015) or $5 billion, whichever is greater at the time of initial purchase.

The Fund considers a company to be a “foreign company” if: (i) 50% of the company’s assets are located outside of the United States; or (ii) 50% of the company’s revenues are generated outside of the United States; or (iii) the company is domiciled or doing a substantial amount of business outside of the United States. The majority of these companies operate in “established” markets; however, the Fund may invest up to 25% of its assets in securities of companies in “emerging market” countries. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging market countries are in the process of industrializing, with lower gross national products than more developed countries. In some circumstances, the Fund purchases ADRs, rather than foreign shares on foreign exchanges, to facilitate greater liquidity and lower custodial expenses. From time to time, the Fund may also focus its investments in a particular geographic region, such as Europe or Asia.

In selecting investments for the Fund, the Adviser uses a fundamental, relative value investment approach to build a diversified portfolio of companies that meet the following criteria:

o	QUALITY -- The Adviser seeks to identify companies that possess strong competitive positions within their sector or industry, and offer a track record of innovation and product leadership as well as strong pricing and cost discipline. The Adviser prefers companies that possess strong financial characteristics such as low leverage and sufficient liquidity.

o	VALUATION -- The Adviser uses conventional valuation metrics, such as price-to-earnings and price-to-book ratios, to identify companies that are trading at the lower end of their long-term valuation range.

o	CATALYST -- The Adviser seeks to identify a fundamental positive development or catalyst (such as the onset of a new product or pricing cycle, resolution of a transitory overhang or normalization of the businesses’ cash flow, margins and/or earnings) that it believes can positively change investors’ perception of a company, but has not yet been recognized by the market.

o	HURDLE RATE -- The Adviser seeks to identify companies that it believes have the ability to generate a significant investment return consisting of both capital appreciation and dividend income, over a 1-2 year time horizon, and is based on the company returning to its normal earnings and valuation.

The Adviser constructs the Fund’s portfolio on a stock-by-stock basis, with the goal of building a portfolio that strikes a balance between the Adviser’s conviction in an investment and portfolio diversification. The Adviser seeks to manage the Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector or individual country.

The Adviser will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments, (c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. The Adviser will not sell a stock simply because of a decline in price, and may add to the position if it is determined that the investment thesis remains intact.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

The Fund is also subject to the risk that small-cap stocks may underperform other segments of the equity market or the equity market as a whole. The small-cap companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

When the Fund invests in foreign securities, including direct investments and through ADRs, it will be subject to certain risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. These risks may be heightened when investing in the securities of small-cap foreign companies. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. Although ADRs and other depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

To the extent that it concentrates its investments in a specific geographic region, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that region. As a result, the Fund’s net asset value may be more volatile than that of a fund holding more geographically diverse investments.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity, significant price volatility, restrictions on foreign investment, and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of the Fund’s assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

PERFORMANCE INFORMATION

The Fund commenced operations on November 18, 2014 and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund’s website at www.cambiar.com or by calling 1-866-777-8227.